Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Classes of other provisions [abstract]
Summary of Provisions	Provisions consisted of the following:

December 31,	2025	2024
Warranties	$18	$16
Other provisions	7	6
Total provisions	$25	$22

Summary of Changes in Provisions

Changes in provisions were as follows:

December 31, 2025	Warranties	Other provisions	Total
Opening balance	$16	$6	$22
Additions during the year	14	1	15
Amounts settled and/or released in the year	(12)	-	(12)
Closing balance	$18	$7	$25

December 31, 2024	Warranties	Other provisions	Total
Opening balance	$11	$9	$20
Additions during the year	13	19	32
Amounts settled and/or released in the year	(8)	(3)	(11)
Reversal	-	(19)	(19)
Closing balance	$16	$6	$22